INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%